Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of intangible assets

(in thousands)

As of December 31, 2016
Cost	6,196
Accumulated amortization and impairment	—
Net book amount at December 31, 2016	6,196
Additions	—
Amortization charge	—
Net book amount at December 31, 2017	6,196

As of December 31, 2017
Cost	6,196
Accumulated amortization and impairment	—
Net book amount at December 31, 2017	6,196
Additions	—
Amortization charge	—
Net book amount at December 31, 2018	6,196

Schedule of purchase consideration amounts attributed to net assets acquired

(in thousands)	US $
Purchase consideration:
Ordinary shares in Motif Bio plc	3,356
Warrants to subscribe for ordinary shares in Motif Bio plc	2,340
Total purchase consideration	5,696

Iclaprim assets	6,196
Milestone payment	(500)
Net assets acquired	5,696